Mergers, Acquisitions and Disposals - Summary of Selected Income Statement Information Related to Business Acquisition (Detail) - Other acquisitions [member] - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Total revenues	$ 8,594
Income before income taxes	37
Net income (loss)	$ (1)
Coca-Cola FEMSA [member]
Disclosure of detailed information about business combination [line items]
Total revenues		$ 4,628
Income before income taxes		496
Net income (loss)		$ 413